Leases - Schedule of Information on Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Information on Leases [Abstract]
Interest expense on lease liabilities	$ 193	$ 181	$ 258
Total cash outflow for leases	$ 1,017	$ 1,711	$ 2,240